Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Long-term Debt

	2025	2024
Canadian dollar denominated debt, unsecured
Medium-term notes
3.42% debentures due December 1, 2026	$441	$441
2.50% debentures due January 17, 2028	225	225
3.30% debentures due December 8, 2028	550	—
3.75% debentures due February 8, 2031	550	—
4.15% debentures due December 15, 2031	500	500
4.55% debentures due February 8, 2036	550	—
4.85% debentures due May 30, 2047	300	300
	3,116	1,466
US dollar denominated debt, unsecured
Bank credit facilities (December 31, 2025 – US$2,860 million; December 31, 2024 – US$3,393 million)	3,922	4,888
Commercial paper (December 31, 2025 – US$nil; December 31, 2024 – US$467 million)	—	672
US dollar debt securities
3.90% due February 1, 2025 (US$600 million)	—	864
2.05% due July 15, 2025 (US$600 million)	—	864
3.85% due June 1, 2027 (US$1,250 million)	1,715	1,801
5.00% due December 15, 2029 (US$750 million)	1,029	1,080
2.95% due July 15, 2030 (US$500 million)	685	720
7.20% due January 15, 2032 (US$400 million)	548	576
6.45% due June 30, 2033 (US$350 million)	480	504
5.40% due December 15, 2034 (US$750 million)	1,029	1,080
5.85% due February 1, 2035 (US$350 million)	480	504
6.50% due February 15, 2037 (US$450 million)	617	649
6.25% due March 15, 2038 (US$1,100 million)	1,509	1,585
6.75% due February 1, 2039 (US$400 million)	548	576
4.95% due June 1, 2047 (US$750 million)	1,029	1,080
	13,591	17,443
Long-term debt before transaction costs and original issue discounts, net	16,707	18,909
Less: original issue discounts, net (1)	14	12
transaction costs (1) (2)	76	78
	16,617	18,819
Less: current portion of commercial paper	—	672
current portion of long-term debt (1) (2)	441	1,728
	$16,176	$16,419
(1)The Company has included unamortized original issue discounts and premiums, and directly attributable transaction costs in the carrying amount of the outstanding debt.
(2)Transaction costs primarily represent underwriting commissions charged as a percentage of the related debt offerings, as well as legal, rating agency, and other professional fees.

Schedule of Debt Repayments
Scheduled debt repayments are as follows:

Year	Repayment
2026	$441
2027	$5,637
2028	$775
2029	$1,029
2030	$685
Thereafter	$8,140
The maturity dates of the Company's financial liabilities were as follows:

As at December 31, 2025	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$1,105	$—	$—	$—
Accrued liabilities	$4,255	$—	$—	$—
Long-term debt (1)	$441	$5,637	$2,489	$8,140
Other long-term liabilities (2)	$381	$268	$659	$1,863
Interest and other financing expense (3)	$971	$910	$1,860	$3,678

As at December 31, 2024	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$1,079	$—	$—	$—
Accrued liabilities	$4,525	$—	$—	$—
Long-term debt (1)	$2,400	$941	$7,494	$8,074
Other long-term liabilities (2)	$263	$187	$405	$617
Interest and other financing expense (3)	$1,024	$951	$1,978	$3,574
(1)Long-term debt represents principal repayments only and does not reflect interest, original issue discounts and premiums or transaction costs.
(2)Lease payments included within other long-term liabilities reflect principal payments only and are as follows; less than one year, $373 million (2024 – $255 million); one to less than two years, $268 million (2024 – $187 million); two to less than five years, $654 million (2024 – $405 million); and thereafter, $1,811 million (2024 – $617 million).
(3)Includes interest and other financing expense on long-term debt and other long-term liabilities. Payments were estimated based upon applicable interest and foreign exchange rates as at December 31, 2025 and December 31, 2024, respectively.